Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Inventories
Inventories consisted of the following:

	December 31,
(dollars in millions)	2012	2011

Raw materials	$237.9	$427.3
Work-in-process	902.1	767.8
Finished goods, including parts and subassemblies	1,797.9	1,376.9
Other	14.3	12.5
	2,952.2	2,584.5
Excess of current standard costs over LIFO costs	(122.0)	(102.7)
Allowance for obsolete and excess inventory	(89.0)	(81.9)

Total inventories	$2,741.2	$2,399.9